Taxation - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Effective tax rate	28.00%	14.60%	30.50%	15.20%